[The American Funds Group(r)]

CAPITAL WORLD GROWTH AND INCOME FUND
2000 Semi-Annual Report
for the six months ended May 31

[photo: country flags]

CAPITAL WORLD GROWTH AND INCOME FUND(SM) seeks long-term capital growth while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Capital World Growth and Income Fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

RESULTS AT A GLANCE CHART
(through 5/31/00, with distributions reinvested)

                                       Average Annual Compound Return
                            6 Months       12 Months      5 Years        Lifetime
                                                                         (since 3/26/93)
CAPITAL WORLD
GROWTH AND
INCOME FUND                 +9.96%         +20.48%        +18.69%        +17.56%
Morgan Stanley
Capital International
World Index                 +2.05          +13.95         +16.75         +15.82
Lipper Global Stock
Funds Average               +5.61          +23.29         +16.93         +14.89

The MSCI World Index is unmanaged and measures all of the world's major stock markets, including the U.S. The Lipper Global Stock Funds Average consists of funds that invest at least 25% of their portfolios in securities traded outside of the United States.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment for periods ended June 30, 2000 (the most recent calendar quarter), with all distributions reinvested:

                                         Lifetime              5 Years         1 Year
                                         (since 3/26/93)
CLASS A SHARES
reflecting 5.75% maximum sales           0.1685                0.1791          0.125
charge

The fund's 30-day yield for Class A shares as of June 30, 2000, calculated in accordance with the Securities and Exchange Commission formula, was 1.87%.

Results for Class B shares are not shown because of the brief time between their introduction on March 15 and the end of the fund's fiscal period.

Please see back cover for important information about Class A and B shares.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.



FELLOW SHAREHOLDERS:

The first half of our 2000 fiscal year witnessed dramatic shifts in major equity markets and currency values. In this volatile environment, the value of your investment in Capital World Growth and Income Fund appreciated 9.96% over the six months ended May 31, 2000, assuming you reinvested dividends totaling 22 cents a share and capital gain distributions totaling $1.98 a share paid during the period.

This return compares favorably to those of the Morgan Stanley Capital International (MSCI) World Index and the Lipper Global Stock Funds Average, which serve as benchmarks for your fund. Over the same period, the MSCI World Index returned 2.05%, while the average global stock fund, as measured by Lipper Inc., returned 5.61%, again assuming that dividends and capital gains were reinvested.

Your fund benefited from its emphasis on income-generating stocks and its company-by-company approach to stock selection, which frequently results in notably different geographic concentrations than those of the MSCI World Index. That index measures 22 major markets worldwide and currently ascribes significantly greater weighting to the United States, for instance, than does your fund. During the previous fiscal year, when stock markets rallied in the U.S., the higher weighting boosted the returns of the MSCI World Index. That benefit evaporated earlier this year when markets here began to sell off sharply.

THE SIX MONTHS IN REVIEW

Equity markets in the U.S. soared to record highs in the first months of 2000, but those levels proved unsustainable against a backdrop of rising interest rates and renewed fears of inflation. As the Federal Reserve ratcheted short-term rates higher and the economy extended its record expansion, markets recoiled. The Dow Jones Industrial Average began to decline in mid-January; the Nasdaq followed suit two months later. For the six-month period, U.S. equities returned 2.4%.*

*All country returns are based on MSCI indexes, expressed in U.S. dollar terms, and assume reinvestment of dividends, unless otherwise indicated.

Internet and technology stocks were especially hard hit during this time. Many investors sought protection in more traditional business sectors, such as utilities and energy and consumer staples concerns. Companies in these sectors have historically paid higher dividends, which makes them candidates for your fund and can make them even more attractive investments during periods of market volatility.

[Begin Sidebar]
WHERE THE FUND'S
ASSETS WERE INVESTED
PERCENT BY COUNTRY AS OF 5/31/00

THE AMERICAS                                   37.3%
United States                                  29.8
Canada                                         4.5
Mexico                                         1.2
Argentina                                      .9
Brazil                                         .8
Chile                                          .1
EUROPE                                         33.8%
United Kingdom                                 13.1
Netherlands                                    4.1
Italy                                          3.8
Sweden                                         2.7
France                                         2.4
Germany                                        1.9
Ireland                                        1.5
Denmark                                        .8
Norway                                         .8
Poland                                         .8
Portugal                                       .4
Finland                                        .3
Greece                                         .3
Spain                                          .3
Switzerland                                    .3
Luxembourg                                     .1
Croatia                                        .1
Turkey                                         .1
ASIA/PACIFIC                                   18.6%
Japan                                          9.3
Australia                                      3.3
Hong Kong                                      1.7
Taiwan                                         .9
New Zealand                                    .8
Philippines                                    .7
South Korea                                    .7
Israel                                         .6
Singapore                                      .2
Thailand                                       .2
China                                          .1
India                                          .1
OTHER                                          1.1%
Supranational                                  .6
South Africa                                   .5
BONDS, CASH & EQUIVALENTS                      9.2%
                                               100.0%

[End Sidebar]

U.S. investments constitute the largest country concentration in your fund's portfolio, totaling some 30% of net assets, but this still falls far short of its 50% weighting in the MSCI World Index. Among our largest corporate holdings are two U.S. utilities, Williams Companies and Northeast Utilities. During this turbulent period, the market price of Northeast Utilities climbed 4.7%, while Williams Companies jumped 23.1%.

Overseas, the U.S. dollar strengthened steadily against key currencies. As a result, the British pound fell to a six-year low against the dollar, and the fledgling Euro sank to an all-time low of 89 cents. Although both currencies began to recover by early June, their weaker valuations served to constrain returns on our European holdings when translated from local currency into U.S. dollars. European holdings total 33.8% of the fund's net assets.

Stock markets in Europe were only mildly impacted by the market swings on this side of the Atlantic. Several logged strong performances; Sweden, France and Italy ended the period with double-digit gains of 32.1%, 14.0%, and 11.7%, respectively. In the United Kingdom, however, market behavior more closely resembled that of the U.S. For the reporting period, U.K. stocks declined 1.5% in local currency terms. In dollar terms, that decline measured 7.6% owing to the weak pound. Approximately 13% of the fund's portfolio is invested in U.K. holdings.

In the Pacific region, Japanese stocks registered a correction akin to that in the U.S. Although the market has recovered slightly since the end of May, Japanese stocks fell 5.9% over the six-month period. Australia posted a negative return as well, declining 7.1%. In both instances, the strength of the dollar against local currencies exacerbated the negative impact. Closer to home, Canadian equities posted a 25.5% return for the period, as demand growth in the U.S. spilled across the border, stimulating exports and employment. Roughly 5% of the fund's holdings are based in Canada.

Amid these diverse and erratic markets, fresh opportunities emerged. Your fund increased its holdings in Elan Corp., an Irish pharmaceutical concern, and established a significant new position in Lloyds TSB Group, a U.K. bank. These positions currently rank among the top holdings in the fund. Their appreciation through the end of the period enhanced the fund's results.

Early in the year, Capital World Growth and Income Fund selectively began to reduce its exposure to the telecommunications sector. Although growth prospects remain promising over the longer term, valuations became quite high prior to market corrections. The telecommunications sector (representing both diversified and wireless companies) remains the largest industry concentration in the portfolio, though its weighting has diminished from 17.2% in November 1999 to 13.4% as of May 2000.

A NOTE ON DIVIDENDS

Capital World Growth and Income Fund paid dividends of 11.5 cents a share in December and 10.5 cents a share in March. On June 2, after the end of the fiscal reporting period, the fund paid a dividend of 18.5 cents a share on Class A shares; Class B shares received an initial dividend of 14.99 cents a share. Dividends vary from quarter to quarter, mainly because companies outside North America typically pay dividends annually or semi-annually, as opposed to quarterly, which is customary in the United States. Dividends paid by the fund in September, December and March are generally smaller than those paid in June.

LOOKING AHEAD

In May, the OECD (Organization for Economic Co-operation and Development) released its semi-annual forecast for growth in major world economies. Collectively, the OECD anticipates that world output may increase by about 4% this year and next, "the fastest pace in more than a decade." Furthermore, the OECD expects inflation to remain low "nearly everywhere" through a tightening of monetary policy. Perhaps now more than ever, a global investment strategy seems warranted.

Every country, however, faces unique challenges in its quest to achieve sustainable growth. Further structural reforms are needed throughout Europe to ensure employment mobility and advance business competition. In Japan, additional measures may be required to further stimulate domestic demand and foster corporate restructuring. In the United States, where the specter of inflation still lingers, the ability of the Federal Reserve to moderate demand through higher rates will determine the pace and duration of the current record expansion.

Despite this array of challenges, we remain confident that the patient investor will be rewarded over the longer term as the pace of globalization accelerates through advances in trade and technology. As always, we will continue to evaluate the risks and rewards of each investment we make on your behalf, even as we monitor broader political and economic developments. Our vision remains global; our focus, to uncover value; our aim, to enhance returns over the long term through careful research.

We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.    /s/ Gina H. Despres
Paul G. Haaga, Jr.        Gina H. Despres
Chairman of the Board     President

July 20, 2000

Please note that Thierry Vandeventer, who has been chairman of the fund from its inception, has retired from the Board. We want to thank him for his many contributions to the fund's success. Paul Haaga, formerly President of the fund, has been elected Chairman of the Board, succeeding Thierry. Additionally, Gina Despres has been elected a Director and President; formerly, she was Executive Vice President.

LARGEST INDIVIDUAL                                      PERCENT OF
EQUITY HOLDINGS                COUNTRY                  NET ASSETS
Telecom Italia                 Italy                    2.23%
Philip Morris Companies        USA                      2.08
Vodafone AirTouch              United Kingdom           1.64
Ericsson                       Sweden                   1.47
AstraZeneca                    United Kingdom           1.34
Elan                           Ireland                  1.32
Northeast Utilities            USA                      1.30
Williams Companies             USA                      1.26
ING Groep                      Netherlands              1.11
Lloyds TSB Group               United Kingdom           1.05

CAPITAL WORLD GROWTH AND INCOME FUND
Investment Portfolio May 31, 2000


 INVESTMENT MIX

[begin pie chart]
Largest Industry Holdings

Equity Securities                                                  90.80%

Diversified Telecommunications Services                               10.1
Banking                                                                9.3
Health & Personal Care                                                 5.9
Utilities: Electric & Gas                                              5.0
Beverages & Tobacco                                                    4.6
Other Industries                                                     -35.0

Bonds & Notes                                                        1.5%
Cash & Equivalents                                                   7.7%
[end pie chart]

Largest Individual                                                              Percent of
Equity Holdings                                                   Country       Net Assets

Telecom Italia                                                      Italy            2.23%
Philip Morris                                                         USA              2.08
Vodafone AirTouch                                          United Kingdom              1.64
Telefonaktiebolaget LM Ericsson                                    Sweden              1.47
AstraZeneca                                                United Kingdom              1.34
Elan                                                              Ireland              1.32
Northeast Utilities                                                   USA              1.30
Williams Companies                                                    USA              1.26
ING Groep                                                     Netherlands              1.11
Lloyds TSB Group                                           United Kingdom              1.05



Capital World Growth and Income Fund
Investment Portfolio, May 31, 2000


                                                                                            Shares or        Market  Percent
Equity Securitites                                                                          Principal         Value   of Net
(common and preferred stocks and convertible debentures)                                       Amount    (Millions)   Assets
DIVERSIFIED TELECOMMUNICATION SERVICES  -  10.07%
Telecom Italia SpA, nonconvertible savings shares (Italy)                                   30,651,752      $191.866
Telecom Italia SpA                                                                           4,039,975        55.911   2.23%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                        2,064,600       100.520
Telefonos de Mexico, SA de CV 4.25% convertible                                             $9,220,000        10.675     1.00
debentures 2004
Tele Danmark AS (Denmark)                                                                      759,800        53.804
Tele Danmark AS, Class B (ADR)                                                               1,030,200        36.250      .81
Koninklijke PTT Nederland NV (Netherlands)                                                     987,746        89.408      .80
Telecom Corp. of New Zealand Ltd. (New Zealand) (1)                                          6,963,810        24.495
Telecom Corp. of New Zealand Ltd.                                                            6,465,800        22.743
Telecom Corp. of New Zealand Ltd. (ADR)                                                        720,700        20.090      .60
Deutsche Telekom AG (Germany)                                                                  837,600        52.477      .47
British Telecommunications PLC (United Kingdom)                                              3,080,600        44.717      .40
Portugal Telecom, SA (Portugal)                                                              3,975,000        43.489      .39
Telecom Argentina STET-France Telecom SA,                                                    1,641,700        40.427      .36
Class B (ADR) (Argentina)
Telefonica, SA (Spain) (2)                                                                   1,879,448        38.664      .35
Telefonica de Argentina SA, Class B (ADR) (Argentina)                                        1,000,000        32.875      .30
U S WEST, Inc. (USA)                                                                           436,500        31.428      .28
Embratel Participacoes SA, (ADR) (Brazil)                                                    1,500,000        31.406      .28
Hellenic Telecommunications Organization SA (Greece) (2)                                     1,234,000        30.513      .27
France Telecom, SA (France)                                                                    200,000        29.269      .26
Nortel Inversora SA, preferred, Class B (ADR) (Argentina)                                    1,465,000        26.370      .24
SBC Communications Inc. (USA)                                                                  500,000        21.844      .20
AT&T Corp. (USA)                                                                               600,000        20.813      .19
eircom PLC (Ireland)                                                                         6,000,000        17.393      .16
Philippine Long Distance Telephone Co. (ADR) (Philippines)                                     750,000        13.219      .12
TELUS Corp. (formerly BCT.TELUS Communications Inc.)(Canada)                                   456,234        10.676      .10
Teleglobe Inc. (Canada)                                                                        524,400        10.668      .10
Korea Telecom Corp. (South Korea)                                                               72,730         5.411
Korea Telecom Corp. (ADR)                                                                       87,800         3.249      .08
Nippon Telegraph and Telephone Corp. (Japan)                                                       534         6.341      .06
AAPT Ltd. (Australia) (2)                                                                      728,223         2.458      .02
BANKING  -  9.26%
Lloyds TSB Group PLC (United Kingdom)                                                       10,790,000       117.023     1.05
Royal Bank of Canada (Canada)                                                                1,259,200        65.483      .59
Washington Mutual, Inc. (USA)                                                                2,130,000        61.237      .55
ABN AMRO Holding NV (Netherlands)                                                            2,486,414        56.964      .51
Toronto-Dominion Bank (Canada)                                                               2,215,500        55.498      .50
Westpac Banking Corp. (Australia)                                                            7,217,400        49.265      .44
Bank Hapoalim Ltd. (Israel)                                                                 17,000,000        48.997      .44
First Union Corp. (USA)                                                                      1,329,700        46.789      .42
Australia and New Zealand Banking Group Ltd. (Australia)                                     6,320,823        43.835      .39
Wells Fargo & Co. (USA)                                                                        900,000        40.725      .37
Bank of America Corp. (USA)                                                                    700,000        38.894      .35
Hang Seng Bank Ltd. (Hong Kong)                                                              4,450,000        37.692      .34
Sakura Bank, Ltd. (Japan)                                                                    4,144,000        30.638      .27
Bank of Nova Scotia (Canada)                                                                 1,128,400        28.078      .25
Fuji Bank, Ltd. (Japan)                                                                      3,269,000        25.260      .23
Commonwealth Bank of Australia (Australia)                                                   1,551,262        24.705      .22
Asahi Bank, Ltd. (Japan)                                                                     5,350,000        23.772      .21
Bank of the Philippine Islands (Philippines)                                                12,154,520        23.281      .21
Bank Leumi le-Israel B.M. (Israel)                                                          10,250,000        22.403      .20
Bank of Scotland (United Kingdom)                                                            2,214,424        20.898      .19
Siam Commercial Bank PCL 5.25% convertible                                                  28,600,000        16.607
preferred (Thailand) (2)
Siam Commercial Bank PCL, warrants, expire 2002 (2)                                         28,600,000         4.234      .19
National Australia Bank Ltd. (Australia)                                                     1,312,584        19.568      .18
BANK ONE CORP. (USA)                                                                           469,800        15.533      .14
Wilmington Trust Corp. (USA)                                                                   300,000        15.225      .14
Chase Manhattan Corp. (USA)                                                                    200,000        14.938      .13
Canadian Imperial Bank of Commerce (Canada)                                                    450,000        12.129      .11
Unibanco-Uniao de Bancos Brasileiros SA,                                                       480,000        11.610      .10
units (GDR) (Brazil)
Toyo Trust and Banking Co., Ltd. (Japan)                                                     3,000,000        10.130      .09
Skandinaviska Enskilda Banken AB, Class A (Sweden)                                             800,000         8.750      .08
Industrial Bank of Japan, Ltd. (Japan)                                                       1,110,000         8.649      .08
Dai-Ichi Kangyo Bank, Ltd. (Japan)                                                           1,100,000         8.265      .07
Housing & Commercial Bank (South Korea)                                                        450,000         8.171      .07
Sanwa International Finance (Bermuda) Trust 1.25%                                          849,000,000         7.738      .07
preferred units 2005 (Japan) (1)
Dah Sing Financial Holdings Ltd. (Hong Kong)                                                 1,500,000         5.467      .05
Banco de Galicia y Buenos Aires SA, Class B (ADR) (Argentina)                                  222,081         3.331      .03
Banque Nationale de Paris, guaranteed value                                                     65,000          .304      .00
certificates, expire 2002 (France) (2)
HEALTH & PERSONAL CARE  -  6.38%
AstraZeneca PLC (United Kingdom)                                                             3,546,633       149.093     1.34
Elan Corp., PLC (ADR) (Ireland) (2)                                                          2,860,000       113.864
Elan Finance Corp. 0% convertible debentures 2018 (1)                                      $29,000,000        18.625
Athena Neurosciences, Inc. 4.75% convertible                                               $12,000,000        14.850     1.32
 debentures 2004
Pfizer Inc (USA)                                                                             1,964,000        87.521      .79
Forest Laboratories, Inc. (USA) (2)                                                            750,000        66.375      .60
Pharmacia Corp. (formerly Monsanto Co.)                                                      1,004,100        52.150      .47
Glaxo Wellcome PLC (United Kingdom)                                                          1,500,000        42.468      .38
Kimberly-Clark Corp. (USA)                                                                     600,000        36.300      .32
Bergen Brunswig Corp. (USA)                                                                  6,700,000        34.756      .31
Luxottica Group SpA (ADR) (Italy)                                                            1,040,700        24.066      .22
Shionogi & Co., Ltd. (Japan)                                                                 1,341,000        21.272      .19
PLIVA d.d. (GDR) (Croatia)                                                                   1,500,000        16.650      .15
Omnicare, Inc. (USA)                                                                         1,000,000        16.500      .15
Eli Lilly and Co. (USA)                                                                        200,000        15.225      .14
UTILITIES: ELECTRIC & GAS  -  5.03%
Northeast Utilities (USA)                                                                    6,525,000       144.366     1.30
Williams Companies, Inc. (USA)                                                               3,370,000       140.065     1.26
El Paso Energy Corp. (USA)                                                                   1,014,100        52.226      .47
Columbia Energy Group (USA)                                                                    685,000        44.311      .40
PowerGen PLC (United Kingdom)                                                                4,304,800        28.374      .25
Niagara Mowhawk Holdings, Inc. (USA) (2)                                                     1,850,000        27.172      .24
National Power PLC (United Kingdom)                                                          3,830,000        21.085      .19
Kinder Morgan, Inc. (USA)                                                                      547,500        17.862      .16
Duke Energy Corp. (USA)                                                                        300,000        17.475      .16
Scottish and Southern Energy PLC (United Kingdom)                                            2,079,138        16.242      .14
Southern Co. (USA)                                                                             600,000        15.562      .14
Scottish Power PLC (United Kingdom)                                                          1,110,000         8.813      .08
Empresa Nacional de Electricidad SA (ADR) (Chile)                                              598,487         7.070      .06
National Fuel Gas Co. (USA)                                                                    127,000         6.580      .06
NICOR Inc. (USA)                                                                               175,000         6.420      .06
Australian Gas Light Co. (Australia)                                                           818,918         4.271      .04
United Energy Ltd. (Australia)                                                               1,386,500         2.059      .02
BEVERAGES & TOBACCO  -  4.58%
Philip Morris Companies Inc. (USA)                                                           8,850,000       231.206     2.08
Imperial Tobacco Ltd. (United Kingdom)                                                       7,690,295        67.680      .61
Foster's Brewing Group Ltd. (Australia)                                                     26,822,683        65.268      .59
R.J. Reynolds Tobacco Holdings, Inc. (USA)                                                   1,975,000        54.806      .49
Gallaher Group PLC (United Kingdom)                                                         10,000,000        52.131      .47
Swedish Match AB (Sweden)                                                                    4,000,000        12.455      .11
Lion Nathan Ltd. (New Zealand)                                                               6,031,631        12.045      .11
Coca-Cola West Japan Co. Ltd. (Japan)                                                          200,000         6.123      .05
Coca-Cola Beverages PLC (United Kingdom) (2)                                                 2,006,362         3.396      .03
UST Inc. (USA)                                                                                 200,000         3.325      .03
Coca-Cola Amatil Ltd. (Australia)                                                              417,700          .811      .01
ELECTRICAL & ELECTRONICS  -  4.02%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                            6,800,000       138.504
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                               1,200,000        24.600     1.47
Toshiba Corp. (Japan)                                                                        7,600,000        73.321      .66
Siemens AG (Germany)                                                                           290,000        43.063      .39
Elektrim SA (Poland) (2)                                                                     1,957,676        25.686
Elektrim SA 3.75% convertible debentures 2004                                             E17,000,000         15.579      .37
Hitachi, Ltd. (Japan)                                                                        2,200,000        27.224      .24
Hubbell Inc., Class B (USA)                                                                  1,000,000        26.375      .24
NEC Corp. (Japan)                                                                              972,000        24.616      .22
Premier Farnell PLC (United Kingdom)                                                         2,700,000        18.475      .17
General Electric Co. (USA)                                                                     300,000        15.788      .14
ERG Ltd. 7.50% convertible notes 2005 (Australia) (2)                                        1,240,000         9.102      .08
Matsushita Communication Industrial Co., Ltd. (Japan)                                           50,000         5.380      .04
ELECTRONIC COMPONENTS  -  3.91%
Micron Technology, Inc. (USA) (2)                                                            1,250,000        87.422      .79
Advanced Micro Devices, Inc. (USA) (2)                                                         850,000        69.222      .62
Hoya Corp. (Japan)                                                                             430,000        39.849      .36
Infineon Technologies AG (Germany) (2)                                                         459,200        30.101      .27
Macronix International Co., Ltd. 1.00% convertible                                         $20,000,000        27.000      .24
 debentures 2005 (Taiwan)
Murata Manufacturing Co., Ltd. (Japan)                                                         144,000        24.846      .22
Rohm Co., Ltd. (Japan)                                                                          60,000        18.701      .17
Corning Inc. (USA)                                                                              90,000        17.409      .16
NatSteel Electronics Ltd 1.50% convertible                                                 $18,000,000        17.190      .15
 debentures 2004 (Singapore) (1)
Samsung Electronics Co., Ltd. (South Korea)                                                     61,000        16.641      .15
SCG Holding Corp. (USA) (2)                                                                    847,200        16.362      .15
Mosel Vitelic Inc. 1.00% convertible debentures 2005 (Taiwan)                              $13,000,000        15.600      .14
Intel Corp. (USA)                                                                              100,000        12.469      .11
Texas Instruments Inc. (USA)                                                                   157,800        11.401      .10
Motorola, Inc. (USA)                                                                            90,000         8.437      .08
Hyundai Electronics Industries Co., Ltd. (South Korea) (2)                                     500,000         7.794      .07
KYODEN CO LTD. (Japan)                                                                         238,000         7.330      .07
Altera Corp. (USA) (2)                                                                          75,000         6.441      .06
WIRELESS TELECOMMUNICATION SERVICES  -  3.31%
Vodafone AirTouch PLC (United Kingdom) (formerly                                            40,011,366       182.808     1.64
 Mannesmann AG) (United Kingdom)
Telecom Italia Mobile SpA, savings shares (Italy)                                           12,565,800        53.135
Telecom Italia Mobile SpA                                                                    2,224,200        23.315      .69
Telesp Celular Participacoes SA, preferred nominative (Brazil)                           2,806,563,351        42.444
Telesp Celular Participacoes SA, ordinary nominative                                       179,760,000         2.930      .41
DDI Corp. (Japan)                                                                                1,900        19.388      .17
Nextel Communications, Inc., Series D, 13.00%                                                   16,426        16.755      .15
preferred 2009 (USA) (3)
NTT DoCoMo, Inc. (formerly NTT Mobile Communications                                               400        10.315      .09
 Network, Inc.) (Japan)
TELECEL -- Comunicacoes Pessoais, SA (Portugal)                                                386,000         6.281      .06
Crown Castle International Corp. 12.75% preferred 2010 (USA) (3)                                 5,848         5.848      .05
Mobistar NV (Belgium) (2)                                                                      150,000         5.122      .05
MERCHANDISING  -  3.21%
Dixons Group PLC (United Kingdom)                                                           24,389,524       115.635     1.04
Albertson's, Inc. (USA)                                                                        911,400        33.380      .30
Tesco PLC (United Kingdom)                                                                   9,786,721        29.614      .27
Loblaw Companies Ltd. (Canada)                                                                 980,000        28.804      .26
Limited Inc. (USA)                                                                           1,027,400        24.786      .22
Safeway PLC (United Kingdom)                                                                 6,500,000        23.831      .21
Dollar General Corp. (USA)                                                                   1,037,500        18.156      .16
MYCAL Corp. (Japan)                                                                          5,678,000        17.171      .15
Lowe's Companies, Inc. (USA)                                                                   355,000        16.530      .15
Kingfisher PLC (United Kingdom)                                                              1,696,431        15.705      .15
J.C. Penney Co., Inc. (USA)                                                                    800,000        14.500      .13
Woolworths Ltd. (Australia)                                                                  2,300,385         7.621      .07
Somerfield PLC (United Kingdom)                                                             10,000,000         7.565      .07
George Weston Ltd. (Canada)                                                                     83,300         3.506      .03
MULTI-INDUSTRY  -  3.13%
Williams PLC (United Kingdom)                                                               15,000,000        85.386      .77
Orkla AS, Class A (Norway)                                                                   2,985,714        49.401      .44
Stinnes AG (Germany) (2)                                                                     1,800,000        34.000      .30
Thyssen Krupp AG (Germany)                                                                   1,635,000        27.979      .25
Invensys PLC (United Kingdom)                                                                7,980,000        27.494      .25
Swire Pacific Ltd., Class A (Hong Kong)                                                      4,000,000        23.100      .21
JG Summit Holdings, Inc. 3.50% convertible                                                 $26,000,000        21.060      .19
 debentures 2003 (Philippines)
China Merchants Holdings Co. Ltd. (Hong Kong)                                               28,198,000        16.104      .14
Ayala Corp. 3.00% convertible debentures 2000 (Philippines)                                $10,000,000        12.712      .11
Lend Lease Corp. Ltd. (Australia)                                                            1,003,778        11.410      .10
Honeywell International Inc. (formerly AlliedSignal Inc.) (USA)                                200,000        10.937      .10
TI Group PLC (United Kingdom)                                                                1,790,400         9.923      .09
Harsco Corp. (USA)                                                                             363,600         9.772      .09
Berkshire Hathaway Inc., Class A (USA) (2)                                                          98         5.743      .05
FMC Corp. (USA) (2)                                                                             70,000         4.253      .04
BUSINESS SERVICES  -  2.88%
TNT Post Groep (Netherlands)                                                                 3,121,547        75.484      .68
Elior (France) (2)                                                                           2,449,100        29.772      .27
Thames Water PLC (United Kingdom)                                                            2,266,667        27.232      .24
United Utilities PLC (United Kingdom)                                                        2,591,910        24.500      .22
Brambles Industries Ltd. (Australia)                                                           878,354        24.082      .22
Hays PLC (United Kingdom)                                                                    4,120,000        23.144      .21
Robert Half International Inc. (USA) (2)                                                       300,000        17.812      .16
America Online, Inc. (USA) (2)                                                                 310,000        16.430      .15
Omnicom Group Inc. (USA)                                                                       150,000        12.591      .11
United Parcel Service, Inc. (USA)                                                              200,000        11.975      .11
Rakuten, Inc. (Japan) (2)                                                                          136         9.840      .09
iXL Enterprises, Inc. (USA) (2)                                                                440,000         8.360      .08
Cendant Corp. 7.50% FELINE PRIDES convertible preferred (USA)                                  300,000         6.244
Cendant Corp., rights, 2001                                                                    220,000         1.691      .07
American Water Works Co., Inc. (USA)                                                           300,000         7.013      .06
Hutchison Delta Finance Ltd. 7.00% convertible                                              $6,000,000         6.960      .06
debentures 2002 (Hong Kong -- Incorporated in
Caymen Islands) (1)
Hyder PLC (United Kingdom)                                                                   1,401,067         6.380      .06
Zhejiang Expressway Co. Ltd. (China)                                                        39,402,000         5.057      .05
Internet Capital Group, Inc. (USA) (2)                                                         100,000         2.694      .02
ISS-International Service System A/S (Denmark) (2)                                              35,000         2.544      .02
BROADCASTING & PUBLISHING  -  2.84%
Time Warner Inc. (USA)                                                                         600,000        47.363      .43
Viacom Inc., Class B (USA) (2)                                                                 735,000        45.570      .41
Seat Pagine Gialle SpA (Italy)                                                               6,000,000        23.060
Seat Pagine Gialle SpA, savings shares                                                       7,000,000        18.498      .37
AT&T Corp. - Liberty Media Group (USA) (2)                                                     900,000        39.881      .36
Mediaset SpA (Italy)                                                                         2,200,000        33.985      .30
News Corp. Ltd., preferred (Australia)                                                       3,109,045        29.888      .27
CANAL + (France)                                                                               118,712        22.646      .20
ProSieben Media AG (Germany)                                                                   200,000        19.039      .17
United Pan-Europe Communications NV (Netherlands) (2)                                          600,000        15.581      .14
Clear Channel Communications, Inc. (USA) (2)                                                   120,000         8.985      .08
Publishing & Broadcasting Ltd. (Australia)                                                   1,000,000         7.368      .07
Nippon Broadcasting System, Inc. (Japan)                                                        78,000         4.710      .04
FOREST PRODUCTS & PAPER  -  2.72%
Fort James Corp. (USA)                                                                       2,500,000        56.562      .51
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                                             800,000        26.200
Georgia-Pacific Corp., Timber Group                                                            750,000        17.344      .39
Smurfit-Stone Container Corp. (USA) (2)                                                      2,471,300        35.062      .31
Consolidated Papers, Inc. (USA)                                                                750,000        28.031      .25
Metsa-Serla Oy 4.375% convertible debentures 2002 (Finland)                                $30,000,000        27.750      .25
Sonoco Products Co. (USA)                                                                    1,200,000        26.475      .24
Bowater Inc. (USA)                                                                             500,000        25.844      .23
Champion International Corp. (USA)                                                             330,000        24.090      .22
Kimberly-Clark de Mexico, SA de CV (Mexico)                                                  5,429,500        16.842      .15
International Paper Co. (USA)                                                                  323,560        11.264      .10
UPM-Kymmene Corp. (Finland)                                                                    287,000         7.300      .07
ENERGY SOURCES  -  2.56%
Shell Canada Ltd., Class A (Canada)                                                          4,438,100        99.168      .89
TOTAL FINA SA, Class B (France)                                                                369,594        58.373      .52
Norsk Hydro AS (Norway)                                                                        910,000        35.081      .32
"Shell" Transport and Trading Co., PLC (New York                                               400,000        20.150
 registered) (United Kingdom)
Royal Dutch Petroleum Co. (Netherlands)                                                        100,000         6.174      .28
Royal Dutch Petroleum Co. (New York registered)                                                 80,000         4.995
Broken Hill Proprietary Co. Ltd. (Australia)                                                 2,156,933        21.942      .20
Petro-Canada (Canada)                                                                        1,000,000        19.105      .17
Devon Energy Corp. (USA)                                                                       150,000         8.972      .08
Unocal Corp. (USA)                                                                             160,000         6.150      .06
Esso SA Francaise (France)                                                                      78,567         4.625      .04
INSURANCE  -  2.48%
ING Groep NV (Netherlands)                                                                   2,054,024       123.137     1.11
EULER SA (France) (2)                                                                          710,000        34.856      .31
PartnerRe Holdings Ltd. (Singapore - Incorporated in Bermuda)                                  550,000        20.419      .18
Clarica Life Insurance Co. (Canada)                                                          1,000,000        19.339      .17
Allstate Corp. (USA)                                                                           650,000        17.225      .15
Mercury General Corp. (USA)                                                                    650,000        16.575      .15
Independent Insurance Group PLC (United Kingdom)                                             3,460,000        12.589      .11
Sumitomo Marine & Fire Insurance Co., Ltd. (Japan)                                           2,000,000        12.523      .11
QBE Insurance Group Ltd. (Australia)                                                         3,000,000        11.412      .10
Chiyoda Fire & Marine Insurance Co., Ltd. (Japan)                                            1,735,000         5.553      .05
Fairfax Financial Holdings Ltd. (Canada) (2)                                                    35,300         3.702
Fairfax Financial Holdings Ltd., subscription receipts (2)                                      11,000         1.153      .04
DATA PROCESSING & REPRODUCTION  -  2.04%
Fujitsu Ltd. (Japan)                                                                         1,000,000        28.293
Fujitsu Ltd., warrants, expire 2000 (2)                                                          2,670        18.957      .42
SOTEC Co., Ltd. (Japan) (1)(2) (4)                                                               2,950        33.072      .30
Microsoft Corp. (USA) (2)                                                                      518,000        32.407      .29
Acer Inc. SIZeS 0% convertible debentures 2005 (Taiwan) (1)                                $29,975,000        29.151      .26
3Com Corp. (USA) (2)                                                                           575,000        24.042      .22
Hewlett-Packard Co. (USA)                                                                      200,000        24.025      .21
Dell Computer Corp. (USA) (2)                                                                  325,000        14.016      .13
Xerox Corp. (USA)                                                                              498,100        13.511      .12
Cadence Design Systems, Inc. (USA) (2)                                                         600,000         9.600      .09
FOOD & HOUSEHOLD PRODUCTS  -  2.03%
Nabisco Group Holdings Corp. (USA)                                                           3,025,000        65.983      .59
Reckitt Benckiser PLC (formerly Reckitt & Colman                                             3,340,687        36.682      .33
 PLC) (United Kingdom)
Nestle SA (Switzerland)                                                                         18,600        35.605      .32
Keebler Foods Co. (USA)                                                                        675,000        24.469      .22
Uni-Charm Corp. (Japan)                                                                        400,000        23.377      .21
Unilever PLC (United Kingdom)                                                                3,243,500        21.439      .19
Groupe Danone (France)                                                                          40,000         9.392      .09
Sara Lee Corp. (USA)                                                                           500,000         9.000      .08
FINANCIAL SERVICES  -  2.02%
Household International, Inc. (USA)                                                          1,485,000        69.795      .63
OM Gruppen AB (Sweden)                                                                         990,000        40.108      .36
Nichiei Co., Ltd. (Japan)                                                                    1,600,000        28.126      .25
ORIX Corp. (Japan)                                                                             143,500        19.395
ORIX Corp. 0.375% convertible debentures 2005                                            Y400,000,000          5.520      .22
China Development Industrial Bank (Taiwan) (2)                                              15,717,000        24.007      .22
Associates First Capital Corp., Class A (USA)                                                  670,000        18.383      .17
ICICI Ltd. (India)                                                                             420,000         8.190      .07
Bell Atlantic Financial Services, Inc. 4.25%                                                $5,000,000         5.744      .05
convertible debentures 2005 (USA)
Shohkoh Fund & Co., Ltd. (Japan)                                                                20,000         4.304      .04
Freddie Mac (USA)                                                                               30,000         1.335      .01
REAL ESTATE  -  2.00%
Sun Hung Kai Properties Ltd. (Hong Kong)                                                     8,860,000        54.010      .49
Hongkong Land Holdings Ltd. (Hong Kong -                                                    23,217,500        35.987      .32
Incorporated in Bermuda)
AMB Property Corp. (USA)                                                                     1,400,000        31.500      .28
Hysan Development Co. Ltd. (Hong Kong)                                                      21,482,553        23.296      .21
IndyMac Mortgage Holdings, Inc. (USA)                                                        1,300,000        16.981      .15
Amoy Properties Ltd. (Hong Kong)                                                            27,000,000        16.026      .14
Unibail (France)                                                                               116,300        15.095
Unibail, warrants, expire 2004 (2)                                                             116,300          .674      .14
Security Capital Global Realty (Luxembourg) (1)(2)(4)                                          450,000         8.645      .08
Brookfield Properties Corp. (Canada)                                                           612,500         8.142      .07
SM Prime Holdings, Inc. (Philippines)                                                       52,885,000         6.463      .06
New World China Land Ltd. (China - Incorporated                                             20,800,000         5.339      .05
 in the Cayman Islands) (2)
Meditrust Corp., (USA)                                                                         415,339          .779      .01
INDUSTRIAL COMPONENTS  -  1.71%
THK Co., Ltd. (Japan)                                                                        1,840,000        84.148      .76
Autoliv, Inc. (USA)                                                                          1,280,000        35.357      .32
Dana Corp. (USA)                                                                             1,250,000        32.266      .29
Asahi Diamond Industrial Co., Ltd. (Japan)                                                   3,465,000        18.900      .17
Morgan Crucible Co. PLC (United Kingdom)                                                     3,161,523        10.182      .09
Tomkins PLC (United Kingdom)                                                                 2,250,000         6.455      .06
Federal-Mogul Corp. 7.00% convertible preferred (USA)                                          110,000         2.503      .02
METALS: NONFERROUS  -  1.64%
KGHM Polska Miedz (GDR) (Poland)                                                             2,874,000        43.110      .39
Alcoa Inc. (USA)                                                                               650,000        37.984      .34
Freeport-McMoRan Copper & Gold Inc., Class B (USA) (2)                                       3,569,800        32.798      .29
Billiton PLC (United Kingdom)                                                                8,200,000        27.884      .25
Pechiney, Class A (France)                                                                     499,300        20.590      .19
Gencor Ltd. (South Africa)                                                                   8,000,000        20.093      .18
GOLD MINES  -  1.29%
Barrick Gold Corp. (Canada)                                                                  3,600,000        65.025      .59
Gold Fields Ltd. (South Africa)                                                              5,498,850        19.888
Gold Fields of South Africa Ltd.                                                               681,726          .729      .19
Homestake Mining Co. (USA)                                                                   3,000,000        20.250      .18
Normandy Mining Ltd. (Australia)                                                            30,000,000        14.223
Normandy Mining Ltd., warramts, expire 2001 (2)                                             30,000,000          .274      .13
Newcrest Mining Ltd. (Australia) (2)                                                         6,000,000        12.269      .11
Anglogold Ltd. (South Africa)                                                                  250,000         9.975      .09
LEISURE & TOURISM  -  1.12%
Hilton Group PLC (United Kingdom)                                                            7,350,000        27.195      .24
Seagram Co. Ltd. (Canada)                                                                      336,100        16.028
Seagram Co. Ltd. 7.50% ACES convertible preferred                                              225,000        10.364      .24
Millennium & Copthorne Hotels PLC (United Kingdom)                                           3,830,000        22.376      .20
Airtours PLC 5.75% convertible subordinated notes                                           P12900000         18.106      .16
 2004 (United Kingdom)
SFX Entertainment, Inc., Class A (USA) (2)                                                     385,000        16.796      .15
AMCV Capital Trust I 7.00% convertible preferred (USA)                                         200,000         8.200      .07
Village Roadshow Ltd., Class A, 5.50% preferred (Australia)                                  2,967,813         3.060
Village Roadshow Ltd., Class A, 5.50% preferred (1)                                          2,623,574         2.705
Village Roadshow Ltd.                                                                          600,000          .781      .06
TRANSPORTATION: RAIL & ROAD  -  1.02%
Norfolk Southern Corp. (USA)                                                                 3,350,000        59.672      .53
CSX Corp. (USA)                                                                              2,500,000        54.375      .49
AEROSPACE & MILITARY TECHNOLOGY  -  0.97%
Lockheed Martin Corp. (USA)                                                                  2,650,000        64.925      .58
Bombardier Inc., Class B (Canada)                                                            1,650,000        43.151      .39
AUTOMOBILES  -  0.94%
Volvo AB, Class B (Sweden)                                                                   2,900,000        69.101
Volvo AB, Class B, redemption rights 2000 (2)                                                2,900,000         1.861      .64
Suzuki Motor Corp. (Japan)                                                                   2,100,000        25.812      .23
Honda Motor Co., Ltd. (Japan)                                                                  250,000         8.233      .07
CHEMICALS  -  0.92%
Dow Chemical Co. (USA)                                                                         265,200        28.393      .26
DSM NV (Netherlands)                                                                           834,828        27.323      .25
Sherwin-Williams Co. (USA)                                                                     572,000        13.299      .12
Praxair, Inc. (USA)                                                                            300,000        12.600      .11
Millennium Chemicals Inc. (USA)                                                                469,500         9.038      .08
L'Air Liquide (France)                                                                          57,555         8.100      .07
Rhone-Poulenc-Rhodia 3.25% convertible preferred                                               175,000         3.878      .03
 (France) (1)(2)
APPLIANCES & HOUSEHOLD DURABLES  -  0.83%
Newell Rubbermaid Inc. (USA)                                                                 1,365,000        35.831      .32
Sony Corp. (Japan)                                                                             385,400        34.858      .32
Koninklijke Philips Electronics NV (Netherlands)                                               480,000        21.482      .19
MISCELLANEOUS MATERIALS & COMMODITIES  -  0.60%
Crown Cork & Seal Co., Inc. (USA)                                                            2,000,000        34.250      .31
Nippon Sheet Glass Co., Ltd. (Japan)                                                         3,540,000        32.018      .29
WHOLESALE & INTERNATIONAL TRADE  -  0.49%
Marubeni Corp. (Japan)                                                                      16,239,400        43.084      .40
Ingram Micro Inc. 0% convertible debentures 2018 (USA)                                     $26,375,000         9.528      .09
METALS: STEEL  -  0.43%
Usinor (formerly Usinor Sacilor) (France)                                                    2,000,000        24.126
Usinor 3.875 convertible preferred                                                             660,000        11.942      .33
Corus Group PLC (United Kingdom)                                                             4,550,600         6.680      .06
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                                    350,000         4.725      .04
N.T.S. Steel Group PCL 4.00% convertible                                                    $6,670,000          .267      .00
 debentures 2008 (Thailand) (2)
MACHINERY & ENGINEERING  -  0.41%
Fuji Machine Mfg. Co., Ltd. (Japan)                                                            620,000        29.907      .27
AIDA Engineering, Ltd. (Japan)                                                               4,065,000        15.348      .14
RECREATION & OTHER CONSUMER PRODUCTS  -  0.38%
Nintendo Co., Ltd. (Japan)                                                                     175,000        25.974      .23
EMI Group PLC (United Kingdom)                                                               1,003,167         8.551      .08
Hasbro, Inc. (USA)                                                                             500,000         8.187      .07
HEALTH CARE PROVIDERS & SERVICES  -  0.36%
HCA -- The Healthcare Co. (formerly Columbia/                                                  800,000        21.600      .19
HCA Healthcare Corp.) (USA)
Cintas Corp. (USA)                                                                             427,500        18.810      .17
BUILDING MATERIALS & COMPONENTS  -  0.29%
BPB PLC (United Kingdom)                                                                     3,607,900        19.997      .18
TOSTEM CORP. (Japan)                                                                           750,000        12.349      .11
ENERGY EQUIPMENT  -  0.16%
Schlumberger Ltd. (Netherlands Antilles)                                                       165,000        12.138      .12
Baker Hughes Inc. (USA)                                                                        134,300         4.868      .04
ELECTRONIC INSTRUMENTS  -  0.13%
PE Biosystems Group (USA)                                                                      200,000        11.100      .10
Research In Motion Ltd. (Canada) (2)                                                           100,000         3.220      .03
IT CONSULTING & SERVICES  -  0.10%
CMG PLC (United Kingdom)                                                                       536,000         7.491
CMG PLC (Netherlands)                                                                          264,000         3.597      .10
TRANSPORTATION: AIRLINES  -  0.06%
Air New Zealand Ltd., Class B (New Zealand)                                                  6,320,000         6.339      .06
TRANSPORTATION: SHIPPING  -  0.05%
Peninsular and Oriental Steam Navigation Co. (United Kingdom)                                  550,000         5.776      .05
Miscellaneous  -  2.43%
Other equity securities in initial period of acquisition                                                     270.057     2.43

TOTAL EQUITY SECURITIES (cost: $8,121.932)                                                                10,104.417    90.80




                                                                                            Principal        Market  Percent
                                                                                               Amount         Value   of Net
                                                                                           (Millions)    (Millions)   Assets
Bonds & Notes
Industrials  -  0.21%
Indah Kiat Finance Mauritius Ltd. 10.00% 2007                                                  $24.050        12.987
Indah Kiat International Finance 8.875% 2000                                                     2.290         2.238
Indah Kiat Global BD 12.50% 2006                                                                 1.000          .663      .15
Container Corp. of America, Series A, 11.25% 2004                                                6.000         6.045
Container Corp. of America 9.75% 2003                                                            1.000         1.000      .06
ENERGY SOURCES  -  0.06%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (1)                                               9.000         6.773      .06
WIRELESS TELECOMMUNICATION SERVICES  -  0.02%
SBA Communications Corp. 0%/12.00% 2008 (5)                                                      2.825         1.921      .02
Financial  -  0.02%
APP Finance (VI) Mauritius Ltd. 11.75% 2005                                                      2.800         1.820      .02
Argentinean Government  -  0.25%
Argentina (Republic of) 11.375% 2017                                                            21.000        18.244
Argentina (Republic of) 11.75% 2007                                                           ARP8.000         6.441      .25
Argentina (Republic of) 8.75% 2002                                                               4.000         3.485
Brazilian Government  -  0.90%
Brazil (Federal Republic of), Bearer 8.00% 2014 (4)                                           $142.653       100.748      .90
TOTAL BONDS AND NOTES   (cost: $151.973 million)                                                             162.365     1.46



                                                                                              Shares/
                                                                                            Principal        Market  Percent
                                                                                               Amount         Value   of Net
                                                                                            (Million)     (Million)   Assets
Short-Term Securities
Corporate Short-Term Notes  -  5.72%
Abbey National North America 6.05% due 6/12-6/13/2000                                          $72.500        72.345      .65
Associates First Capital Corp. 6.16%-6.58% due 7/7-7/13/2000                                    68.000        67.510      .61
Spintab AB 5.98%-6.13% due 6/9-7/6/2000                                                         62.800        62.539      .56
USAA Capital Corp. 6.23%-6.51% due 6/12-7/7/2000                                                61.000        60.648      .55
Ciesco L.P. 6.05%-6.56% due 6/20-7/21/2000                                                      49.000        48.797      .44
DaimlerChrysler NA Holdings 6.04%-6.56% due 6/16-7/18/2000                                      47.000        46.652      .42
British Telecommunications PLC 6.50%-6.11% due 7/6-7/21/2000                                    45.000        44.639      .40
FCE Bank 6.10%-6.56% due 6/22-7/11/2000                                                         44.000        43.787      .39
Coca-Cola Co. 6.01% due 6/16/2000                                                               35.000        34.907      .31
Procter & Gamble Co. 6.19%-6.49% due 6/2-6/29/2000                                              29.900        29.768      .27
E.I. du Pont de Nemours & Co. 6.54% due 7/19/2000                                               30.000        29.733      .27
Motiva Enterprises LLC 6.07% due 6/21/2000                                                      27.800        27.702      .25
Rio Tinto America, Inc. 6.03%-6.49% due 6/9-6/21/2000                                           25.500        25.449      .23
American Honda Finance Corp. 6.03% due 6/15/2000                                                25.000        24.936      .22
General Electric Capital Corp. 6.78% due 6/1/2000                                               16.800        16.797      .15
Federal Agency Discount Notes  -  0.77%
Freddie Mac 5.77%-6.385% due 6/15-7/20/2000                                                     62.745        62.401      .56
Federal Home Loan Banks 6.13% due 6/2/2000                                                      13.600        13.595      .12
Federal National Mortgage Assn. 5.85%-6.02% due 6/1-6/29/2000                                   10.100        10.084      .09
Certificates of Deposit  -  0.66%
Canadian Imperial Bank of Commerce 6.07%-6.14% due 6/5-6/19/2000                                74.000        74.000      .66
Non-U.S. Currency  -  0.06%
New Taiwanese Dollar                                                                        NT$189.971         6.174      .06
TOTAL SHORT-TERM SECURITIES   (cost: $802.940 million)                                                       802.463     7.21

TOTAL INVESTMENT SECURITIES   (cost: $9,076.845 million)                                                  11,069.245    99.47
Excess of cash and receivables over payables                                                                  59.288      .53

NET ASSETS                                                                                               $11,128.533 100.00%



(1) Purchased in a private placement transaction;
 resale to the public may rquire registration or sale only to qualified institutional buyers.
(2) Non-income-producing security.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Valued under procedures approved by the Board of Directors.
(5) Step Bond; coupon rate will increase at a later date.


ADR=American Depositary Receipts
GDR=Global Depositary Receipts


See Notes to Financial Statements


Equity Securities Added
to the Portfolio Since November 30, 1999

AAPT
Acer
AMCV Capital Trust
America Online
Asahi Diamond Industrial
Bank of America
Bergen Brunswig
Brookfield Properties
Cadence Design Systems
Canadian Imperial Bank of Commerce
China Development Industrial Bank
China Merchants Holdings
Clear Channel Communications
CMG
Crown Cork & Seal
Dai-ichi Kangyo Bank
Dell Computer
Dow Chemical
Duke Energy
Elior
ERG
EULER
Hasbro
Hilton Group
Housing & Commercial Bank
Hubbell
Hyundai Electronics Industries
ICICI
Industrial Bank of Japan
Infineon Technologies
Internet Capital Group
iXL Enterprises
Kyoden
Lion Nathan
Lloyds TSB Group
Macronix International
Marubeni
Millennium & Copthorne Hotels
Mosel Vitelic
Motorola
Nippon Broadcasting System
Nippon Sheet Glass
Norfolk Southern
Omnicare
Peninsular & Oriental Steam Navigation
PowerGen
Publishing & Broadcasting
Rakuten
Research In Motion
Samsung Electronics
SBC Communications
SCG Holding
SFX Entertainment
Shionogi & Co
Somerfield
SOTEC
Southern Co
Texas Instruments
TOSTEM
Toyo Trust and Banking
Tubos de Acero de Mexico
Unilever
United Energy
Xerox
Zhejiang Expressway


Equity Securities Eliminated
from the Portfolio Since November 30, 1999

Airgas
Asahi Breweries
Bayerische Motoren Werke
BOC Group
Canadian Pacific
CarrAmerica Realty
Celera Genomics Group
Chartered Semiconductor Manufacturing
Coles Myer
Compania de Telecomunicaciones de Chile
Computer Associates International
Courtaulds Textiles
Delphi Automotive Systems
Electronic Data Systems
Fujisawa Pharmaceutical
Ispat Industries
Lear
Merck & Co
MidAmerican Energy Holdings
National Bank of Canada
NCL Holding
Oracle
Quintiles Transnational
Renault
Safra Republic Holdings
SmarTone Telecommunications Holdings
SunTrust Banks
Swisscom
Telefonica Publicidad e Informacion
Unidanmark

Capital World Growth and Income Fund
Financial Statements
(dollars in millions)
Statement of Assets and Liabilities                                             Unaudited
at May 31, 2000
Assets:
Investment securities at market
 (cost: $8,273.905)                                                           $10,266.782
Short-term securities
 (cost: $802.940)                                                                 802.463
Cash                                                                                1.105
Receivables for --
 Sales of investments                                            $62.933
 Sales of fund's shares                                           10.720
 Dividends and accrued interest                                   33.698          107.351
                                                                               11,177.701
Liabilities:
Payables for --
 Purchases of investments                                         29.148
 Repurchases of fund's shares                                      8.410
 Management services                                               3.922
 Accrued expenses                                                  7.688           49.168
Net Assets at May 31, 2000 -- (authorized
 capital stock -- 400,000,000 shares)                                         $11,128.533

Class A shares, $.01 par value
 Net assets                                                                   $11,110.031
 Shares outstanding                                                           375,448,915
 Net asset value per share                                                         $29.59
Class B shares, $.01 par value
 Net assets                                                                       $18.502
 Shares outstanding                                                               626,322
 Net asset value per share                                                         $29.54

See Notes to Financial Statements

Statement of Operations
for the six months ended May 31, 2000
Investment Income:
Income:
 Dividends                                                      $116.847
 Interest                                                         36.256         $153.103

Expenses:
 Management services fee                                          22.973
 Distribution expenses - Class A                                  13.299
 Distribution expenses - Class B                                    .021
 Transfer agent fee - Class A                                      4.393
 Transfer agent fee - Class B                                       .002
 Reports to shareholders                                            .239
 Registration statement and prospectus                              .523
 Postage, stationery and supplies                                   .652
 Directors' fees                                                    .089
 Auditing and legal fees                                            .054
 Custodian fee                                                     1.537
 Taxes other than federal income tax                                .148
 Other expenses                                                     .123           44.053
 Net investment income                                                            109.050

Realized Gain and Change in Unrealized
 Appreciation on Investments:
Net realized gain                                                               1,102.877
Net change in unrealized appreciation on
 investments                                                                     (216.011)

 Net realized gain and change in unrealized
  appreciation on investments                                                     886.866

Net Increase in Net Assets Resulting from
 Operations                                                                      $995.916

See Notes to Financial Statements

Statement of Changes in Net Assets

                                                              Six months
                                                                   ended       Year ended
                                                                May 31,      November 30,
                                                                   2000*             1999

Operations:
Net investment income                                         $  109.050       $  178.443
Net realized gain on investments                               1,102.877          707.262
Net change in unrealized appreciation
 on investments                                                 (216.011)         725.617

 Net increase in net assets
  resulting from operations                                      995.916        1,611.322

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                         (78.531)        (161.528)
 Class B                                                             -                -
Distributions from net realized gain
 on investments:
 Class A                                                        (688.960)        (719.208)
 Class B                                                             -                -

  Total dividends and distributions                             (767.491)        (880.736)

Capital Share Tranactions:
Proceeds from shares sold                                        842.587        1,019.018
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments                                                     731.062          839.704
Cost of shares repurchased                                      (695.185)      (1,082.210)

 Net increase in net assets
  resulting from capital share transactions                      878.464          776.512
Total Increase in Net Assets                                   1,106.889        1,507.098

Net Assets:
Beginning of period                                           10,021.644        8,514.546

End of period (including
 undistributed net investment income
 of: $47.701 and $17.182, respectively)                      $11,128.533      $10,021.644

* Unaudited.

See Notes to Financial Statements

 Capital World Growth and Income Fund
 Notes to Financial Statements

     Unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Growth and Income Fund, Inc. (the " fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital growth while providing current income. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only that class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts and original issue discounts on securities purchased are amortized daily over the expected life of the security. The fund does not amortize premiums on securities purchased.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

ALLOCATIONS - Income, expenses other than class-specific expenses and realized and unrealized gains and losses are allocated daily between the classes based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses are accrued daily and charged to the applicable share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended May 31, 2000, such non-U.S. taxes were $8,811,000.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, and other receivables and payables, on a book basis, were $950,000 for the six months ended May 31, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

  As of May 31, 2000, net unrealized appreciation on investments for federal income tax purposes aggregated $1,983,668,000; $2,698,251,000 related to appreciated securities and $714,583,000 related to depreciated securities. During the six months ended May 31, 2000, the fund realized, on a tax basis, a net capital gain of $1,103,827,000 on securities transactions. Net losses related to non-U.S. currency transactions of $950,000 were treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $9,085,577,000 at May 31, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $22,973,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following rates and average net asset levels:

                Average Net Asset Level

Rate            In Excess of                      Up to
0.60%           $0                                $500  million
0.50%           $500  million                     $1    billion
0.46%           $1    billion                     $1.5  billion
0.43%           $1.5  billion                     $2.5  billion
0.41%           $2.5  billion                     $4    billion
0.40%           $4    billion                     $6.5  billion
0.395%          $6.5  billion                     $10.5 billion
0.39%           $10.5 billion

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution for Class A shares, the fund may expend up to 0.30% of Class A average daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Pursuant to a Plan of Distribution for Class B shares, the fund may expend up to 1.00% of Class B average daily net assets annually to compensate dealers for their selling and servicing efforts. During the six months ended May 31, 2000, distribution expenses under the Plans of Distribution for Class A and Class B shares were $13,299,000 and $21,000, respectively. As of May 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $6,176,000 and $13,000, respectively. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $2,363,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,395,000.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of May 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $333,000.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,240,693,000 and $2,419,166,000, respectively, during the six months ended May 31, 2000.

As of May 31, 2000, net assets consisted of the following:

Capital paid in on shares of beneficial                     $7,987,627,000
interest
Undistributed net investment income                             47,701,000
Accumulated net realized gain                                1,101,107,000
Net unrealized appreciation                                  1,992,098,000
Net assets                                                 $11,128,533,000

Capital shares transactions in the fund were as follows:

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $1,537,000 includes $23,000 that was paid by these credits rather than in cash.

Capital World Growth and Income Fund
Capital share transactions table:
(dollars in millions)
                                                                       Six months                       Year ended
                                                                            ended                     November 30,
                                                                     May 31, 2000                             1999
                                                                           Amount           Shares          Amount           Shares
Class A Shares:
  Sold                                                                 $  823.773       27,823,747      $1,019.018       37,818,271
  Reinvested dividends and distributions                                  731.062       25,902,747         839.704       33,918,618
  Repurchased                                                            (695.098)     (23,446,519)     (1,082.210)     (40,235,519)
   Net increase in Class A                                                859.737       30,279,975         776.512       31,501,370
Class B Shares: *
  Sold                                                                     18.814          629,257              -                 -
  Reinvested dividends and distributions                                       -                -               -                 -
  Repurchased                                                              (0.087)          (2,935)             -                 -
   Net increase in Class B                                                 18.727          626,322              -                 -
Total net increase in fund                                             $  878.464       30,906,297      $  776.512       31,501,370


*Class B shares not offered before March 15, 2000.

Capital World Growth and Income Fund
Per-Share Data and Ratios(1)


                                                                                          Net gains
                                                                                        (losses) on
                                                           Net asset                     securities
                                                               value,         Net             (both
                                                            beginning   investment     realized and
Period ended                                                of period       income      unrealized)
Class A:
                                                2000            $29.03    $.30 (2)        $2.46 (2)
                                                1999             27.15          .48             4.17
                                                1998             25.89          .59             3.12
                                                1997             23.77          .64            3.045
                                                1996             20.22          .70             3.91
                                                1995             17.81          .61             2.72

Class B:
                                                2000             29.57     .11 (2)        (.14) (2)



                                                                Total    Dividends
                                                                 from    (from net    Distributions
                                                           investment   investment    (from capital
Period ended                                               operations      income)           gains)
Class A:
                                                2000             $2.76      $(.22)          $(1.98)
                                                1999             4.65         (.48)           (2.29)
                                                1998             3.71         (.58)           (1.87)
                                                1997            3.685        (.650)          (.915)
                                                1996             4.61         (.72)           (.34)
                                                1995             3.33         (.63)           (.29)

Class B:
                                                2000            (.03)            -                -




                                                                               Net
                                                                             asset
                                                                            value,
                                                                Total       end of            Total
Period ended                                            distributions       period           return
Class A:
                                                2000          $(2.20)        $29.59            9.96%
                                                1999            (2.77)        29.03            19.08
                                                1998            (2.45)        27.15            15.51
                                                1997            (1.57)        25.89            16.36
                                                1996            (1.06)        23.77            23.67
                                                1995            (.92)         20.22            19.41

Class B:
                                                2000                -         29.54           (.10)


                                                          Net assets,
                                                               end of    Ratio of         Ratio of
                                                               period     expenses       net income
                                                                  (in   to average       to average
Period ended                                                millions)   net assets       net assets
Class A:
                                                2000          $11,110     .81% (3)        2.01% (3)
                                                1999            10,022          .79             1.93
                                                1998             8,515          .78             2.25
                                                1997             7,207          .82             2.53
                                                1996             5,139          .85             3.28
                                                1995             3,611          .88             3.24

Class B:
                                                2000                19    1.55 (3)         1.27 (3)



                                                            Portfolio
                                                             turnover
Period ended                                                     rate
Class A:
                                                2000       21.79% (4)
                                                1999             33.90
                                                1998             39.44
                                                1997             32.41
                                                1996             30.18
                                                1995             25.50

Class B:
                                                2000        21.79 (4)

(1) The periods 1995 to 1999 represent
fiscal years ended November 30.
The periods ended 2000 (unaudited)
respresent, for Class A shares, the
six-month period ended May 31,
2000, and, for Class B shares, the
77-day period ended May 31, 2000.
Class B shares were not offered
before March 15, 2000. Total returns
for such periods ares based on activity
during the period and thus are not
representative of a full year.  Total
returns 'exclude all sales charges,
including contingent 'deferred sales
charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Represents portfolio turnover rate
(equivalent for all shares classes)
for the six months ended May 31, 2000.

[The American Funds Group(r)]

Capital World Growth and Income Fund
Offices of the fund and of the
investment adviser, Capital Research
and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Class A and B Shares: There are two ways to invest in Capital World Growth and Income Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

Printed on recycled paper
Litho in USA   AGD/GRS/4631
Lit. No. WGI-013-0700